[AIM LOGO APPEARS HERE]         Dear Shareholder:
--Registered Trademark--

                 [PHOTO of      As the end of the six-month reporting period
             Robert H. Graham,  arrived, the U.S. economy began to slow. In
              Chairman of The   early fall, rising oil prices, unrest in the
LETTER       Board of The Fund  Middle East and unease about corporate earnings
TO OUR         APPEARS HERE]    shortfalls combined to produce a steep market
SHAREHOLDERS                    decline, following the considerable volatility
                                that had whipsawed investors just months
                 earlier. Uncertainty about the outcome of the presidential election also roiled markets, and the December resolution of the election controversy failed to produce a sustained rally. By then, the Federal Reserve Board (the Fed) indicated that it might consider cutting interest rates in the wake of indications of slower economic growth. But the Fed's bias shift was insufficient to counteract investors' concerns, and most key market indexes recorded losses for calendar year 2000. Then in January 2001, the Fed cut short-term interest rates a full percentage point, leaving the federal funds rate (the rate banks charge one another for overnight loans) at 5.5%. While markets immediately rallied, the excitement gave way to further trepidation about the slowing economy and uncertain corporate earnings.

                 YOUR INVESTMENT PORTFOLIO

                 As of February 28, 2001, the performance of the portfolio's Cash Management Class topped that of its comparative indexes, as shown in the table. Through a combination of short-term cash-management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. (Had the advisor not waived fees and expenses during the reporting period, returns would have been lower.) The weighted average maturity (WAM) remained in the 27- to 30-day range; at the close of the period, the WAM was 30 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $295.93 million at the close of the reporting period.

                                                         Average     Seven-Day
                 YIELDS AS OF 2/28/01                 Monthly Yield    Yield

                 Government & Agency Portfolio            5.51%        5.49%
                 Cash Management Class

                 IBC Money Fund Averages(TM)              4.88%        4.84%
                 U.S. Treasury/Repurchase Agreements

                 IBC Money Fund Averages(TM)              5.21%        5.15%
                 Government Only/Institutions Only

                    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

                    The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. U.S. Treasury securities such as bills and notes offer a

                                                                     (continued)
                        high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                        IN CONCLUSION

                        The U.S. economy grew at an annual rate of just 1.0% during the last quarter of 2000, its weakest performance in more than five years, accentuating how dramatically the economy has slowed. Fed Chairman Alan Greenspan has not ruled out the possibility of a more extended downturn if consumers become so disconcerted that they stop spending. However, reasons for optimism remain. Inflation continues to be low, and the Fed has indicated that it will move aggressively to keep the economy out of recession.

                        We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we may help.

                        Respectfully submitted,

                        /s/ ROBERT H. GRAHAM
                        Robert H. Graham
                        Chairman

SCHEDULE OF INVESTMENTS
February 28, 2001
(Unaudited)

                                                             PAR
                                                  MATURITY  (000)     VALUE

U.S. GOVERNMENT AGENCY SECURITIES - 40.63%

FEDERAL HOME LOAN BANK DISCOUNT NOTES(a) - 3.58%

 6.33%                                            03/23/01 $10,000 $ 9,961,317
------------------------------------------------------------------------------
 5.97%                                            04/04/01  10,000   9,943,617
------------------------------------------------------------------------------
 6.31%                                            04/16/01  20,000  19,838,744
------------------------------------------------------------------------------
 5.15%                                            06/15/01   7,071   6,963,776
------------------------------------------------------------------------------
 5.67%                                            06/27/01   8,414   8,257,626
==============================================================================
                                                                    54,965,080
==============================================================================

FEDERAL HOME LOAN BANK FLOATING RATE NOTES(b) -
  1.63%

 5.46%                                            08/13/02  25,000  24,987,806
==============================================================================

FEDERAL HOME LOAN BANK MEDIUM TERM DISCOUNT
 NOTES(a) - 1.47%

 5.82%                                            07/09/01  12,575  12,600,181
------------------------------------------------------------------------------
 5.41%                                            01/17/02  10,000  10,000,000
==============================================================================
                                                                    22,600,181
==============================================================================

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
 NOTES(a) - 8.09%

 4.99%                                            05/04/01  45,000  44,600,800
------------------------------------------------------------------------------
 5.10%                                            05/10/01  35,495  35,143,008
------------------------------------------------------------------------------
 4.82%                                            05/31/01  45,000  44,451,725
==============================================================================
                                                                   124,195,533
==============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
 NOTES(a) - 18.61%

 6.35%                                            03/01/01  10,000  10,000,000
------------------------------------------------------------------------------
 6.36%                                            03/08/01  20,000  19,975,267
------------------------------------------------------------------------------
 6.33%                                            03/15/01  20,000  19,950,767
------------------------------------------------------------------------------
 6.33%                                            04/05/01  10,000   9,938,458
------------------------------------------------------------------------------
 6.32%                                            04/26/01  20,000  19,803,378
------------------------------------------------------------------------------
 5.17%                                            05/03/01  25,000  24,773,812
------------------------------------------------------------------------------
 6.21%                                            05/03/01   3,476   3,438,225
------------------------------------------------------------------------------
 6.19%                                            05/10/01  20,000  19,759,278
------------------------------------------------------------------------------
 6.27%                                            05/24/01  10,000   9,853,700
------------------------------------------------------------------------------
 5.20%                                            06/05/01  25,000  24,653,333
------------------------------------------------------------------------------
 5.88%                                            06/07/01  25,000  24,599,833
------------------------------------------------------------------------------
 5.68%                                            06/14/01   7,000   6,884,033
------------------------------------------------------------------------------
 5.91%                                            06/14/01  25,000  24,569,062
------------------------------------------------------------------------------

                                                       PAR
                                            MATURITY  (000)       VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT
 NOTES(a) - (CONTINUED)

 5.12%                                      07/12/01 $ 14,751 $   14,471,977
-----------------------------------------------------------------------------
 5.09%                                      07/19/01    9,234      9,051,218
-----------------------------------------------------------------------------
 5.11%                                      07/26/01   20,000     19,582,683
-----------------------------------------------------------------------------
 4.87%                                      08/02/01   25,000     24,479,181
=============================================================================
                                                                 285,784,205
=============================================================================

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT
 NOTES(a) - 1.82%

 6.27%                                      05/24/01   10,000      9,853,700
-----------------------------------------------------------------------------
 5.15%                                      06/21/01    8,435      8,299,852
-----------------------------------------------------------------------------
 5.15%                                      07/19/01    9,903      9,704,665
=============================================================================
                                                                  27,858,217
=============================================================================

OVERSEAS PRIVATE INVESTMENT CORP. FLOATING
 RATE NOTES(b) - 1.20%

 5.30%                                      04/01/14   18,500     18,500,000
=============================================================================

SALLIE MAE DISCOUNT NOTES(a) - 1.62%

 6.17%                                      03/21/01   25,000     24,914,375
=============================================================================

SALLIE MAE FLOATING RATE NOTES(b) - 2.61%

 5.49%                                      08/28/01   40,000     39,998,199
=============================================================================
  Total U.S. Government Agency Securities
   (Cost $623,803,596)                                           623,803,596
=============================================================================
  Total Investments (excluding Repurchase
   Agreements)                                                   623,803,596
_____________________________________________________________________________
=============================================================================

REPURCHASE AGREEMENTS(c) - 59.74%

Banc One Capital Markets, Inc.(d)
 5.48%                                      03/01/01   74,000     74,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc.(e)
 5.50%                                      03/01/01  345,161    345,160,673
-----------------------------------------------------------------------------
First Union Capital Markets(f)
 5.48%                                      03/01/01   74,000     74,000,000
-----------------------------------------------------------------------------
UBS Warburg (Switzerland)(g)
 5.53%                                      03/01/01  350,000    350,000,000
-----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 (Germany)(h)
 5.48%                                      03/01/01   74,000     74,000,000
=============================================================================
  Total Repurchase Agreements (Cost
   $917,160,673)                                                 917,160,673
=============================================================================
TOTAL INVESTMENTS - 100.37% (COST
 $1,540,964,269)(i)                                            1,540,964,269
=============================================================================
OTHER LIABILITIES LESS ASSETS - (0.37)%                           (5,686,800)
_____________________________________________________________________________
=============================================================================
NET ASSETS - 100.00%                                          $1,535,277,469
_____________________________________________________________________________
=============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) The coupon rate shown on floating rate notes represents the rate at period end.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 02/28/01 with a maturing value of $150,022,833. Collateralized by $157,460,000 U.S. Government obligations, 0% to 7.00% due 03/01/01 to 05/27/09 with an aggregate market value at 02/28/01 of $153,003,819.
(e) Joint repurchase agreement entered into 02/28/01 with a maturing value of $407,756,364. Collateralized by $393,736,000 U.S. Government obligations, 0% to 7.25% due 04/05/01 to 05/15/30 with an aggregate market value at 02/28/01 of $415,848,487.
(f) Joint repurchase agreement entered into 02/28/01 with a maturing value of $100,015,222. Collateralized by $100,376,000 U.S. Government obligations, 0% to 6.38% due 03/20/01 to 08/06/38 with a market value at 02/28/01 of
      $102,000,630.
(g) Repurchase agreement entered into 02/28/01 with a maturing value of $350,053,764. Collateralized by $688,758,000 U.S. Government obligations, 0% to 8.88% due 01/15/02 to 04/15/30 with an aggregate market value at 02/28/01 of $357,000,834.
(h) Joint repurchase agreement entered into 02/28/01 with a maturing value of $75,011,417. Collateralized by $78,005,000 U.S. Government obligations, 5.25% to 7.10% due 02/15/05 to 08/27/14 with an aggregate market value at 02/28/01 of $78,938,952.
(i)   Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $  623,803,596
----------------------------------------------------------------------------
Repurchase agreements (amortized cost)                           917,160,673
----------------------------------------------------------------------------
Receivable for interest                                              391,416
----------------------------------------------------------------------------
Investment for deferred compensation plan                             17,058
----------------------------------------------------------------------------
Other assets                                                          30,718
============================================================================
  Total assets                                                 1,541,403,461
============================================================================

LIABILITIES:

Payables for:
 Amount due to custodian bank                                         33,756
----------------------------------------------------------------------------
 Dividends                                                         5,911,342
----------------------------------------------------------------------------
 Deferred compensation plan                                           17,058
----------------------------------------------------------------------------
Accrued administrative services fees                                  15,075
----------------------------------------------------------------------------
Accrued distribution fees                                             87,390
----------------------------------------------------------------------------
Accrued trustees' fees                                                 1,870
----------------------------------------------------------------------------
Accrued transfer agent fees                                           23,591
----------------------------------------------------------------------------
Accrued operating expenses                                            35,896
============================================================================
  Total liabilities                                                6,125,978
============================================================================
Net assets applicable to shares outstanding                   $1,535,277,483
____________________________________________________________________________
============================================================================

NET ASSETS:

Institutional Class                                           $  894,360,529
____________________________________________________________________________
============================================================================
Private Investment Class                                      $  170,011,092
____________________________________________________________________________
============================================================================
Personal Investment Class                                     $   16,516,786
____________________________________________________________________________
============================================================================
Cash Management Class                                         $  295,929,143
____________________________________________________________________________
============================================================================
Reserve Class                                                 $    3,555,482
____________________________________________________________________________
============================================================================
Resource Class                                                $  154,904,451
____________________________________________________________________________
============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                              894,360,386
____________________________________________________________________________
============================================================================
Private Investment Class                                         170,011,121
____________________________________________________________________________
============================================================================
Personal Investment Class                                         16,516,786
____________________________________________________________________________
============================================================================
Cash Management Class                                            295,929,273
____________________________________________________________________________
============================================================================
Reserve Class                                                      3,553,768
____________________________________________________________________________
============================================================================
Resource Class                                                   154,906,149
____________________________________________________________________________
============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                           $1.00
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                              $38,923,092
==================================================================

EXPENSES:

Advisory fees                                             611,454
------------------------------------------------------------------
Administrative services fee                                86,632
------------------------------------------------------------------
Custodian fees                                             21,468
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 359,578
------------------------------------------------------------------
 Personal Investment Class                                 58,490
------------------------------------------------------------------
 Cash Management Class                                    127,572
------------------------------------------------------------------
 Reserve Class                                             18,562
------------------------------------------------------------------
 Resource Class                                           213,609
------------------------------------------------------------------
Transfer agent fees                                       119,315
------------------------------------------------------------------
Trustees' fees                                              5,840
------------------------------------------------------------------
Other                                                      68,689
==================================================================
  Total expenses                                        1,691,209
==================================================================
Less:   Fees waived                                      (656,690)
==================================================================
  Net expenses                                          1,034,519
==================================================================
Net investment income                                  37,888,573
==================================================================
Net increase in net assets resulting from operations  $37,888,573
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2001 and the year ended August 31, 2000 (Unaudited)

                                                 FEBRUARY 28,    AUGUST 31,
                                                     2001           2000
                                                --------------  ------------
OPERATIONS:

 Net investment income                          $   37,888,573  $ 37,021,599
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                       37,888,573    37,021,599
=============================================================================
Distributions to shareholders from net
 investment income:
 Institutional Class                               (18,550,299)  (17,899,952)
-----------------------------------------------------------------------------
 Private Investment Class                           (4,283,750)   (3,672,868)
-----------------------------------------------------------------------------
 Personal Investment Class                            (451,516)     (240,085)
-----------------------------------------------------------------------------
 Cash Management Class                              (7,901,614)   (8,847,397)
-----------------------------------------------------------------------------
 Reserve Class                                        (102,035)      (52,966)
-----------------------------------------------------------------------------
 Resource Class                                     (6,599,359)   (6,308,331)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                               494,970,508   259,529,935
-----------------------------------------------------------------------------
 Private Investment Class                           60,514,886    66,968,191
-----------------------------------------------------------------------------
 Personal Investment Class                           2,091,186    14,425,600
-----------------------------------------------------------------------------
 Cash Management Class                              72,434,360   138,381,530
-----------------------------------------------------------------------------
 Reserve Class                                         891,929     2,661,839
-----------------------------------------------------------------------------
 Resource Class                                    (78,713,802)  221,936,209
=============================================================================
  Net increase in net assets                       552,189,067   703,903,304
=============================================================================

NET ASSETS:

 Beginning of period                               983,088,416   279,185,112
=============================================================================
 End of period                                  $1,535,277,483  $983,088,416
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                  $1,535,277,483  $983,088,416
=============================================================================
                                                $1,535,277,483  $983,088,416
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2001
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Government & Agency Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.10% of the average daily net assets of the Fund. During the six months ended February 28, 2001, AIM waived fees of $421,414.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2001, AIM was paid $86,632 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended February 28, 2001, AFS was paid $87,205 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the six months ended February 28, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $215,747, $38,993, $102,058, $14,850 and $170,887, respectively, as compensation under the Plan and FMC waived fees of $235,276.
 Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
During the six months ended February 28, 2001, the Fund paid legal fees of $3,214 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the six months ended February 28, 2001 and the year ended August 31, 2000 were as follows:

                              FEBRUARY 28, 2001                 AUGUST 31, 2000
                        -------------------------------  -------------------------------
                            SHARES          AMOUNT           SHARES          AMOUNT
                        --------------  ---------------  --------------  ---------------
Sold:
  Institutional Class    7,890,366,427  $ 7,890,366,427   5,049,011,141  $ 5,049,011,141
-----------------------------------------------------------------------------------------
  Private Investment
   Class                   589,462,358      589,462,358     223,917,108      223,917,108
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                   34,443,648       34,443,648      30,148,500       30,148,500
-----------------------------------------------------------------------------------------
  Cash Management Class    663,689,895      663,689,895     606,494,133      606,494,133
-----------------------------------------------------------------------------------------
  Reserve Class*            26,481,877       26,481,877      14,985,036       14,985,036
-----------------------------------------------------------------------------------------
  Resource Class           959,655,739      959,655,739     743,203,426      743,203,426
-----------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        9,490,758        9,490,758       9,186,364        9,186,364
-----------------------------------------------------------------------------------------
  Private Investment
   Class                     3,632,394        3,632,394       3,099,686        3,099,686
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                       38,859           38,859           2,529            2,529
-----------------------------------------------------------------------------------------
  Cash Management Class      7,881,904        7,881,904       7,900,071        7,900,071
-----------------------------------------------------------------------------------------
  Reserve Class*                76,229           76,229          40,333           40,333
-----------------------------------------------------------------------------------------
  Resource Class             1,385,067        1,385,067       1,269,456        1,269,456
-----------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (7,404,886,677)  (7,404,886,677) (4,798,667,570)  (4,798,667,570)
-----------------------------------------------------------------------------------------
  Private Investment
   Class                  (532,579,866)    (532,579,866)   (160,048,603)    (160,048,603)
-----------------------------------------------------------------------------------------
  Personal Investment
   Class*                  (32,391,321)     (32,391,321)    (15,725,429)     (15,725,429)
-----------------------------------------------------------------------------------------
  Cash Management Class   (599,137,439)    (599,137,439)   (476,012,674)    (476,012,674)
-----------------------------------------------------------------------------------------
  Reserve Class*           (25,666,177)     (25,666,177)    (12,363,530)     (12,363,530)
-----------------------------------------------------------------------------------------
  Resource Class        (1,039,754,608)  (1,039,754,608)   (522,536,673)    (522,536,673)
=========================================================================================
                           552,189,067  $   552,189,067     703,903,304  $   703,903,304
_________________________________________________________________________________________
=========================================================================================

* The Personal Investment Class and Reserve Class commenced sales on January 31, 2000 and January 26, 2000, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                             CASH MANAGEMENT CLASS
                                      --------------------------------------
                                       SIX MONTHS
                                         ENDED       YEAR ENDED AUGUST 31,
                                      FEBRUARY 28,   -----------------------
                                          2001          2000         1999
                                      ------------   -----------  ----------
Net asset value, beginning of period    $   1.00     $      1.00  $     1.00
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     0.03            0.06        0.05
=============================================================================
Less distributions from net
 investment income                         (0.03)          (0.06)      (0.05)
=============================================================================
Net asset value, end of period          $   1.00     $      1.00  $     1.00
_____________________________________________________________________________
=============================================================================
Total return(a)                             3.13%           5.95%       4.98%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                               $295,929     $   223,495  $   85,113
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net
 assets:
  With fee waivers and reimbursements       0.16%(b)        0.15%       0.14%
-----------------------------------------------------------------------------
  Without fee waivers and
   reimbursements                           0.25%(b)        0.27%       0.30%
_____________________________________________________________________________
=============================================================================
Ratio of net investment income to
 average net assets                         6.19%(b)        5.94%       4.83%
_____________________________________________________________________________
=============================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $257,258,280.

NOTE 6 - CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Directors of the Company, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Tait, Weller & Baker as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the two years ended August 31, 2000. The audit reports of KPMG LLP on the financial statements of the Fund for the two years ended August 31, 2000 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the two years ended August 31, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
 Neither the Fund nor anyone on its behalf consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

                             TRUSTEES
Bruce L. Crockett                                     Carl Frischling
Owen Daly II                                         Robert H. Graham        Short-Term
Albert R. Dowden                                   Prema Mathai-Davis        Investments Trust
Edward K. Dunn, Jr.                                  Lewis F. Pennock        (STIT)
Jack M. Fields                                         Louis S. Sklar

                             OFFICERS

Robert H. Graham                                 Chairman & President
Gary T. Crum                                       Sr. Vice President
Carol F. Relihan                       Sr. Vice President & Secretary
Dana R. Sutton                             Vice President & Treasurer        Government
Melville B. Cox                                        Vice President        & Agency
Karen Dunn Kelley                                      Vice President        Portfolio
Mary J. Benson         Assistant Vice President & Assistant Treasurer        -------------------------------------------------
Sheri Steward Morris   Assistant Vice President & Assistant Treasurer        Cash                                       SEMI-
Juan E. Cabrera                                   Assistant Secretary        Management                                 ANNUAL
Jim Coppedge                                      Assistant Secretary        Class                                      REPORT
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary
John H. Lively                                    Assistant Secretary                                        FEBRUARY 28, 2001
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Stephen R. Rimes                                  Assistant Secretary
Timothy D. Yang                                   Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                   LEGAL COUNSEL TO TRUSTEES
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

GAP-SAR-3